Shareholders' Equity - Movements of Remeasurements of the Defined Benefit Plans Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
At beginning of period	¥ 11,887,283	¥ 11,042,099	¥ 11,020,850
Gains (losses) arising during the period, before tax	73,662	8,134	(154,273)
Income tax (expense) benefit for changes arising during the period	(22,492)	(2,315)	48,550
Share of other comprehensive income (loss) of associates and joint ventures	58	(462)	558
At end of period	12,495,799	11,887,283	11,042,099
Remeasurements of defined benefit plans [member]
At beginning of period	22,774	18,985	120,316
Gains (losses) arising during the period, before tax	73,662	8,134	(154,273)
Income tax (expense) benefit for changes arising during the period	(22,492)	(2,315)	48,550
Amount attributable to non-controlling interests	45	(1,568)	3,834
Share of other comprehensive income (loss) of associates and joint ventures	58	(462)	558
Transfer of (gains) losses on remeasurements, net of tax to retained earnings	2,055
At end of period	¥ 76,102	¥ 22,774	¥ 18,985